INCOME TAXES - Non-capital loss carry forwards (Details)	Dec. 31, 2021 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	$ 8,535,283
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	791,376
2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	$ 7,743,907